Tedco Grant (Details)			9 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	May 31, 2021 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Tedco Grant [Line Items]
Number of tranches		2
Grant amount		$ 50,000
Reimbursable grant amount	$ 100,000
Percentage of revenue	5.00%
Royalties percentage			150.00%	150.00%
Royalties amount			$ 150,000	$ 150,000
Royalty reduction percent			3.00%
Grant amount	$ 50,000	$ 50,000
Royalty [Member]
Tedco Grant [Line Items]
Royalty reduction percent			10.00%
Royalty [Member] | TEDCO’s [Member]
Tedco Grant [Line Items]
Royalty reduction percent				10.00%
Second Tranche [Member]
Tedco Grant [Line Items]
Grant amount	$ 50,000